Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year[1]	Summary Compensation Table Total Compensation for Principal Executive Officer (PEO)[2] ($)	Compensation Actually Paid to PEO[3] ($)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs[4] ($)	Average Compensation Actually Paid to Non-PEO NEOs[5] ($)	Value of initial fixed $100 investment based on:		Net Income[8] (in millions) ($)	Company Selected Measure - Adjusted EBITDA[9] (in millions) ($)
					TSR[6] ($)	Peer Group TSR[7] ($)
2025	4,862,601	8,706,233	1,833,788	2,694,725	163.00	159.04	201.8	319.8
2024	2,793,546	5,065,950	985,804	1,345,531	125.26	103.87	143.4	241.4

Named Executive Officers, Footnote	Our PEO for 2025 and 2024 was Jeffrey S. Thiede. Our non-PEO NEOs for 2025 were Maximillian J Marcy, Thomas D. Nosbusch, Paul R. Sanderson and Timothy R. Sznewajs. Our non-PEO NEOs for 2024 were Maximillian J Marcy, Thomas D. Nosbusch, Paul R. Sanderson and Jon B. Hunke.
Peer Group Issuers, Footnote	Represents the value of $100 invested in the company’s peer group from November 1, 2024 (the date we became an independent publicly traded company) through the last day of trading in each of the applicable fiscal years, assuming dividends are reinvested in each component issuer’s company stock in the peer group at the frequency paid. The peer group was the same for 2025 and 2024 and was selected by our management that includes public companies within our industry. The companies in the peer group were selected to represent a broad group of publicly held corporations with operations similar to ours, and includes Comfort Systems USA, Inc., EMCOR Group Inc., IES Holdings, Inc., MYR Group, Inc., MasTec, Inc., Primoris Services Corporation and Quanta Services (peer group). This peer group is the same peer group used in the stock performance graph required by Item 201(e)(1)(ii) of Regulation S-K included in our 2025 Annual Report on Form 10-K. For purposes of calculating the Peer Group TSR, the TSRs of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization on November 1, 2024 and on the last day of trading in each of the applicable fiscal years. For 2024, the disclosed peer group TSR has been updated to properly reflect the correct TSR for the peer group, which aligns with the stock performance graph included in our 2024 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 4,862,601	$ 2,793,546
PEO Actually Paid Compensation Amount	$ 8,706,233	5,065,950
Adjustment To PEO Compensation, Footnote	To arrive at 2025 CAP for Mr. Thiede, total compensation as reported in the SCT was adjusted for the following:

2025
SCT Total Compensation for the PEO	$4,862,601
less: Reported Value of Stock Awards in the SCT[a]	(2,014,001)
plus: Year-end Fair Value of Equity Awards Granted in the Year that are Unvested	4,759,783
plus: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	601,669
plus: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	496,181
CAP for the PEO[a]	$8,706,233
[a] Equity values were calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Equity compensation grant date and year-end fair values for time-vesting awards were determined by the closing stock price on the date of grant or year-end, as applicable. The equity values included in CAP do not correspond to the actual values that may be recognized by the PEO.

Non-PEO NEO Average Total Compensation Amount	$ 1,833,788	985,804
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,694,725	1,345,531
Adjustment to Non-PEO NEO Compensation Footnote	To arrive at the Average 2025 CAP for our non-PEO NEOs, total compensation as reported in the SCT was adjusted for the following:

2025
Average of SCT Total Compensation for Non-PEO NEOs	$1,833,788
less: Reported Value of Stock Awards in the SCT[a]	(640,372)
plus: Year-end Fair Value of Equity Awards Granted in the Year that are Unvested	1,330,215
plus: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested	100,511
plus: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	70,583
Average CAP for the Non-PEO NEOs[a]	$2,694,725
[a] Equity values were calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Equity compensation grant date and year-end fair values for time-vesting awards were determined by the closing
	stock price on the date of grant or year-end, as applicable. The equity values included in CAP do not correspond to the actual values that may be recognized by the Non-PEO NEOs.
Compensation Actually Paid vs. Total Shareholder Return
CAP vs. TSR
The following chart depicts the PEO and average non-PEO NEO CAP compared to the company’s TSR and the Peer Group’s TSR as of December 31, 2024 and 2025. The calculations of the company’s TSR and the Peer Group’s TSR are described above in footnotes 6 and 7 to the PEO and the average non-PEO NEO CAP tables above.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income The following chart depicts the PEO and average non-PEO NEO CAP compared to the company’s net income for 2024 and 2025.
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Adjusted EBITDA The following chart depicts the PEO and average non-PEO NEO CAP compared to the company’s Adjusted EBITDA, for 2024 and 2025.
Total Shareholder Return Vs Peer Group
CAP vs. TSR
The following chart depicts the PEO and average non-PEO NEO CAP compared to the company’s TSR and the Peer Group’s TSR as of December 31, 2024 and 2025. The calculations of the company’s TSR and the Peer Group’s TSR are described above in footnotes 6 and 7 to the PEO and the average non-PEO NEO CAP tables above.

Tabular List, Table

Performance Metrics Most Closely Linked to CAP for 2025
Net income
Adjusted EBITDA
Relative TSR
Stock price
TRIR

Total Shareholder Return Amount	$ 163.00	125.26
Peer Group Total Shareholder Return Amount	159.04	103.87
Net Income (Loss)	$ 201,800,000	$ 143,400,000
Company Selected Measure Amount	319,800,000	241,400,000
PEO Name	Jeffrey S. Thiede
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information regarding the Compensation Actually Paid (CAP), as defined by SEC rules, to our NEOs versus company financial performance. As permitted by SEC rules, we are providing such disclosure for only 2025 and 2024, because we were not a reporting company pursuant to Section 13(a) or 15(d) of the Exchange Act prior to 2024. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. Please refer to the “Compensation Discussion and Analysis” section in this Proxy Statement for a complete description of how executive compensation relates to company performance and how the compensation committee makes its decisions.
Represents Mr. Thiede’s total compensation as shown in the Summary Compensation Table (SCT) for 2025 and 2024.Represents the average total compensation of our non-PEO NEOs as shown in the SCT for 2025 and 2024.Represents value of $100 invested in company stock from November 1, 2024 (the date we became an independent publicly traded company) through the last day of trading in each of the applicable fiscal years, assuming dividends are reinvested in company stock at the frequency paid. The closing stock price on November 1, 2024 was used as the starting measurement point.Represents GAAP net income reported in the company’s audited financial statements for 2025 and 2024. Net income for periods prior to the Separation was attributable to MDU Resources’ construction services segment.
2025 Most Important Financial Measures
The financial performance measures identified as the most important measures used by the company to link PEO and non-PEO NEO 2025 CAP to company performance are listed below in unranked order, each of which is described in more detail in the “Compensation Discussion and Analysis.”
Descriptions of the Information Presented in the Pay Versus Performance Table
We are providing the following graphics to illustrate the relationship between our PEO CAP and our non-PEO NEOs’ CAP as a group and company performance, as set forth and described in and under the “Pay Versus Performance” table, including the company’s net income and Adjusted EBITDA. In addition, we are providing a graphic to illustrate the relationship between the company’s TSR and our Peer Group’s TSR.

Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	EBITDA is a non-GAAP financial measure and is calculated by adding back interest expense, net of interest income, income taxes, depreciation and amortization to net income. Adjusted EBITDA is a non-GAAP financial measure and is defined as EBITDA, with adjustments for specific situations approved by the compensation committee, with board approval for the CEO. Potential adjustments include the effect on EBITDA from: gains and losses/impairments on asset sales, dispositions or retirements (including associated costs); withdrawal liabilities relating to multi-employer pension plans; and costs incurred for acquisitions or mergers (see “Performance Measures for 2025-2027 PSAs” section in the “Compensation Discussion and Analysis.” for a more detail discussion). For a reconciliation of net income to EBITDA, see “Appendix A” within this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
Measure:: 5
Pay vs Performance Disclosure
Name	TRIR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,014,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,759,783
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,669
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,181
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(640,372)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,330,215
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,511
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 70,583